EQUITY - Reserves within equity (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of equity [Line Items]
Begining Balances	S/ 708,453
Increase (Decrease) in net unrealized gains on investments	0	S/ 0	S/ 873,868
Transfer of net realized gains on investments to profit or loss	0	0	(517,006)
Change in net unrealized gains on cash flow hedges	(62,002)	73,263	(59,709)
Transfer of net realized losses on cash flow hedges to profit or loss	35,059	(43,643)	2,278
Foreign exchange translation	(58,862)	45,634	(54,334)
Ending Balances	1,088,189	708,453
Other reserves [Member]
Disclosure of equity [Line Items]
Begining Balances	708,453	1,455,594	1,209,731
Increase (Decrease) in net unrealized gains on investments	703,790	(562,545)	873,868
Transfer of net realized gains on investments to profit or loss	420,987	(38,983)	(517,006)
Transfer of the recovery of the impairment loss on investments to profit or loss, Note 24	(745)	(1,909)	(766)
Change in net unrealized gains on cash flow hedges	(62,002)	73,263	(59,709)
Transfer of net realized losses on cash flow hedges to profit or loss	35,059	(43,643)	2,278
Foreign exchange translation	(58,862)	45,634	(54,334)
Balance at December 31, 2017 - Restated			1,236,636
Change in accounting policy, Note 3(a)(vii)			(218,958)
Other reserves	(658,491)
Ending Balances	1,088,189	708,453	1,455,594
Investments in equity instruments
Disclosure of equity [Line Items]
Begining Balances	452,551
Increase (Decrease) in net unrealized gains on investments	97,514	20,840
Balance at December 31, 2017 - Restated			431,711
Change in accounting policy, Note 3(a)(vii)			431,711
Other reserves	0
Ending Balances	550,065	452,551
Investments in debt instruments
Disclosure of equity [Line Items]
Begining Balances	229,470
Increase (Decrease) in net unrealized gains on investments	606,276	(583,385)
Transfer of net realized gains on investments to profit or loss	420,987	(38,983)
Transfer of the recovery of the impairment loss on investments to profit or loss, Note 24	(745)	(1,909)
Balance at December 31, 2017 - Restated			853,747
Change in accounting policy, Note 3(a)(vii)			853,747
Other reserves	0
Ending Balances	1,255,988	229,470
Insurance reserves
Disclosure of equity [Line Items]
Other reserves	(658,491)
Ending Balances	(658,491)
Available-for-sale investments
Disclosure of equity [Line Items]
Begining Balances	0	1,504,416	1,146,788
Increase (Decrease) in net unrealized gains on investments	0	0	873,868
Transfer of net realized gains on investments to profit or loss	0	0	(517,006)
Transfer of the recovery of the impairment loss on investments to profit or loss, Note 24	0	0	(766)
Change in net unrealized gains on cash flow hedges	0	0	0
Transfer of net realized losses on cash flow hedges to profit or loss	0	0	0
Foreign exchange translation	0	0	0
Balance at December 31, 2017 - Restated			0
Change in accounting policy, Note 3(a)(vii)			(1,504,416)
Other reserves	0
Ending Balances	0	0	1,504,416
Cash flow hedge reserve
Disclosure of equity [Line Items]
Begining Balances	(3,161)	(32,781)	24,650
Increase (Decrease) in net unrealized gains on investments	0	0	0
Transfer of net realized gains on investments to profit or loss	0	0	0
Transfer of the recovery of the impairment loss on investments to profit or loss, Note 24	0	0	0
Change in net unrealized gains on cash flow hedges	(62,002)	73,263	(59,709)
Transfer of net realized losses on cash flow hedges to profit or loss	35,059	(43,643)	2,278
Foreign exchange translation	0	0	0
Balance at December 31, 2017 - Restated			(32,781)
Change in accounting policy, Note 3(a)(vii)			0
Other reserves	0
Ending Balances	(30,104)	(3,161)	(32,781)
Foreign currency translation reserve
Disclosure of equity [Line Items]
Begining Balances	29,593	(16,041)	38,293
Increase (Decrease) in net unrealized gains on investments	0	0	0
Transfer of net realized gains on investments to profit or loss	0	0	0
Transfer of the recovery of the impairment loss on investments to profit or loss, Note 24	0	0	0
Change in net unrealized gains on cash flow hedges	0	0	0
Transfer of net realized losses on cash flow hedges to profit or loss	0	0	0
Foreign exchange translation	(58,862)	45,634	(54,334)
Balance at December 31, 2017 - Restated			(16,041)
Change in accounting policy, Note 3(a)(vii)			0
Other reserves	0
Ending Balances	S/ (29,269)	S/ 29,593	S/ (16,041)